Consolidated Statements Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows provided by operating activities:
Net Loss	$ (5,971,470)	$ (5,992,897)	$ (5,846,523)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	360,886	357,697	261,716
Loss on fixed asset disposal	4,374
Loss on elimination of translation adjustment	203,553
Stock based compensation		94,801	859,614
Accretion of deferred financing costs and debt discount	712,841	122,251	67,380
Loss on change in fair value of contingent consideration	280,296	705,355	0
Future shares issuance for compensation			271,655
Losses from equity method investment	55,735	159,000
Provisions for bad debts and warranties	71,367	46,000	20,000
Changes in operating assets and liabilities, net of amounts acquired
Decrease/(Increase) in accounts receivable	844,589	(1,334,881)	(510,798)
Decrease/(Increase) in inventory	439,159	(146,124)	(109,090)
(Increase)/Decrease in other current assets	(7,250)	(6,824)	107,461
Decrease/(Increase) in deposits	20,977	57,693	(300,000)
Decrease/(Increase) in deferred financing costs		(467,357)
(Decrease)/Increase in accounts payable	(409,730)	489,371	(1,260,236)
(Decrease)/Increase in other accrued expenses	193,050	374,516	(1,094,141)
(Decrease)/Increase in other accrued interest	380,383	79,408	51,126
Net cash used in operating activities	(2,821,240)	(5,461,991)	(7,481,836)
INVESTING ACTIVITIES:
Cash paid for business acquisition			(2,535,610)
Payment of contingent consideration		(309,133)
Investment in joint venture		(159,000)
Purchases of property and equipment	(44,653)	(16,059)	(30,486)
Net cash used in investing activities	(44,653)	(484,192)	(2,566,096)
FINANCING ACTIVITIES:
Proceeds from sale of common stock, net of issuance costs	1,444,274		11,337,902
Private placement for common stock issuable	1,561,000
Proceeds from note payable		5,540,000	548,295
Principal repayments on note payable	(178,488)		(259,345)
Net cash provided by financing activities	2,826,786	5,540,000	11,626,852
Effect of exchange rate changes on cash and cash equivalents	59,077	(27,330)	86,213
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	19,970	(433,513)	1,665,133
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,292,509	1,726,022	60,889
CASH AND CASH EQUIVALENTS, END OF YEAR	1,312,479	1,292,509	1,726,022
Cash paid for:
Interest	185,964	132,751	245,816
Income taxes	$ 0	$ 0	$ 0